Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	[1]	$ (10,664,555)	$ (8,333,976)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		814,481
Amortization of right-of-use assets		152,251
Non-cash loss (gain) on foreign currency translation, net		9,829	(3,987)
Provision for inventory obsolescence		189,670
Goodwill impairment		4,158,670
Share-based compensation		260,000
Non-cash research and development charge			2,600,000
Non-cash refund of R&D expenditure claims		(127,944)	(50,958)
Fair value gain on revaluation of convertible notes		(1,537,565)
Fair value gain on revaluation of holdback Series C preferred stock		(616,800)
Non-cash other operating activities		(94,332)	(8,179)
Changes in operating assets and liabilities:
Accounts receivable		(293,861)
Inventories		(345,390)
Grant receivable / deferred grant income		1,031,357	1,828,891
Research and development tax incentive receivable		(145,710)	672,407
Other current assets		(118,335)	(333,743)
Accounts and other payables		84,502	255,978
Accounts payable - related party			(13,323)
Operating lease liabilities		(107,922)
Other long-term liabilities		(25,724)	28,856
Net cash used in operating activities		(7,377,378)	(3,358,034)
Cash flows from investing activities:
Issuance of note receivable			(500,000)
Cash acquired from business acquisition		174,481
Cash payment for business acquisition		(363,500)
Amount invested on construction in progress		(505,123)	(380,221)
Net cash used in investing activities		(694,142)	(880,221)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants		2,554,463
Proceeds from issuance of preferred stock		220,578
Payment of equity issuance costs - others		(518,914)
Payment of equity issuance costs relating to acquisition of IFP		(806,397)
Payment of tax withholding for employee stock awards		(14,407)
Net cash provided by financing activities		1,435,323
Effect of foreign exchange rates on cash and cash equivalents		(64,860)	(97,129)
Decrease in cash and cash equivalents		(6,701,057)	(4,335,384)
Cash and cash equivalents, beginning of period		8,238,301	12,573,685
Cash and cash equivalents, end of period		1,537,244	8,238,301
Non-cash investing and financing activities
Shares issued for business acquisition		5,530,667
Note receivable settled for business acquisition		504,938
Deferred consideration payable for business acquisition		208,500
Recording of right-of-use asset and lease liability		702,566
Conversion of convertible notes payable into preferred stock		367,153
Conversion of preferred shares into common shares		$ 36,888	$ 13,000

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.